Goodwill and other intangible assets - Detailed Information for Principal Marketed Products (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 18,421	€ 16,572	€ 21,889
Genzyme
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 1,485	2,095	2,988
Useful life measured as period of time, intangible assets other than goodwill	10 years
Remaining amortisation period of intangible assets material to entity	3 years
Genzyme | Gross value
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 9,823
Genzyme | Accumulated depreciation and impairment
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(8,338)
Boehringer Ingelheim Consumer Healthcare
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 2,489	2,699	3,237
Useful life measured as period of time, intangible assets other than goodwill	16 years
Remaining amortisation period of intangible assets material to entity	14 years
Boehringer Ingelheim Consumer Healthcare | Gross value
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 3,687
Boehringer Ingelheim Consumer Healthcare | Accumulated depreciation and impairment
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(1,198)
Aventis
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 110	219	409
Useful life measured as period of time, intangible assets other than goodwill	9 years
Remaining amortisation period of intangible assets material to entity	7 years
Aventis | Gross value
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 32,474
Aventis | Accumulated depreciation and impairment
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(32,364)
Chattem
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 602	711	748
Useful life measured as period of time, intangible assets other than goodwill	23 years
Remaining amortisation period of intangible assets material to entity	13 years
Chattem | Gross value
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 1,192
Chattem | Accumulated depreciation and impairment
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(590)
Protein Sciences
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 554	667	715
Useful life measured as period of time, intangible assets other than goodwill	13 years
Remaining amortisation period of intangible assets material to entity	10 years
Protein Sciences | Gross value
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 751
Protein Sciences | Accumulated depreciation and impairment
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(197)
Ablynx
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 1,861	2,029	376
Useful life measured as period of time, intangible assets other than goodwill	13 years
Remaining amortisation period of intangible assets material to entity	11 years
Ablynx | Gross value
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 2,279
Ablynx | Accumulated depreciation and impairment
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(418)
Bioverativ
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 3,240	3,788	6,385
Useful life measured as period of time, intangible assets other than goodwill	13 years
Remaining amortisation period of intangible assets material to entity	11 years
Bioverativ | Gross value
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 6,516
Bioverativ | Accumulated depreciation and impairment
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(3,276)
Total: principal marketed products
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	10,341	€ 12,208	€ 14,858
Total: principal marketed products | Gross value
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	56,722
Total: principal marketed products | Accumulated depreciation and impairment
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ (46,381)
Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	1 year
Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	25 years